Interest expense (Tables)	12 Months Ended
Dec. 31, 2021
Interest Expense [Abstract]
Summary of interest expense
Interest expense consists of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Cash interest on debt facilities (a)	(25)	(266)	(374)
Interest on SFL leases (b)	(84)	(12)	—
Unwind of discount debt	—	(44)	(47)
Write off of discount on debt (c)	—	(87)	—
Interest expense	(109)	(409)	(421)
(a) Cash interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below.

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
		(As adjusted)	(As adjusted)
Senior credit facilities and unsecured bonds	(25)	(239)	(327)
Debt of consolidated variable interest entities	—	(27)	(47)
Cash interest	(25)	(266)	(374)